U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.   Name and address of issuer:

     PaineWebber Securities Trust
     1285 Avenue of the Americas
     New York, NY 10019

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2.   Name of each series or class of funds for which this notice is filed:

     PaineWebber Strategic Income Fund
          (Class A, B and C shares)

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3.   Investment Company Act File Number:
     811-7374

     Securities Act File Number:
     33-55374


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4.   Last day of fiscal year for which this notice is filed:
     November 30, 1996


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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                           /-/
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6.   Date of termination of issuer's declaration rule
     24f-2(a)(1), if applicable (see Instruction A.6):



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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     None
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8.   Number and amount of securities registered during the
     fiscal year other than pursuant to rule 24f-2:

     764,647 shares representing $6,792,678

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



9. Number and aggregate sale price of securities sold during the fiscal year:

     927,904 shares representing $8,346,992 (including shares issued in connection with dividend reinvestment plans)

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     706,766 shares representing $6,365,224

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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

     221,138 shares representing $1,981,768



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12.  Calculation of registration fee:

     (i)  Aggregate sale price of
          securities sold during the
          fiscal year in reliance on
          rule 24f-2 (from Item 10):                   $   6,365,224
                                                       --------------------
    (ii)  Aggregate price of shares
          issued in connection with
          dividend reinvestment plans
          (from Item 11, if applicable):               +   1,981,768
                                                       --------------------

   (iii)  Aggregate price of shares
          redeemed or repurchased during
          the fiscal year
          (if applicable):                             -   8,346,992
                                                       --------------------

    (iv)  Aggregate   price   of   shares
          redeemed  or  repurchased   and
          previously    applied    as   a
          reduction    to   filing   fees
          pursuant   to  rule  24e-2  (if
          applicable):                                  +          0
                                                       --------------------

    (v)   Net    aggregate    price    of
          securities   sold  and   issued
          during  the   fiscal   year  in
          reliance  on rule  24f-2  [line
          (i), plus line (ii),  less line
          (iii),   plus  line  (iv)]  (if
          applicable):                                  $           0
                                                       --------------------



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    (vi)  Multiplier     prescribed    by
          Section 6(b) of the  Securities
          Act of 1933 or other applicable
          law    or    regulation    (see
          Instruction C.6):                            x      1/33 of 1%
                                                       --------------------

    (vii) Fee due (line (1) or
          line (v) multiplied by
          line (vi)                                     $            0
                                                       -------------------
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      /-/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Paul H. Schubert
                         -------------------------------------
                          Paul H. Schubert
                         -------------------------------------
                          Vice President & Asst Treasurer
                         -------------------------------------

Date  January 28, 1997
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